Supplementary Information to the Statements of Profit and Loss	12 Months Ended
Dec. 31, 2025
Supplementary Information to the Statements of Profit and Loss [Abstract]
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF PROFIT AND LOSS

Note 22: - Supplementary Information to the Statements of Profit and Loss

a.	Additional information about revenues

	Year Ended December 31,
	2025	2024	2023
	U.S. Dollars in thousands

Revenues from major customers each of whom amount to 10% or more, of total revenues
Customer A(1)	$53,649	$49,958	$32,800
Customer B(2)	(*)	16,882	16,129
	$53,649	$66,840	$48,929

(*)	In 2025, only Customer A exceeded 10% of total revenues.

(1)	Revenue is attributed to the Proprietary segment. Refer to Note 17 (c) for more information.

(2)	Revenue is attributed to the Proprietary segment. Refer to Note 17 (a) for more information.

b.	Revenues based on the location of the customers, are as follows:

	Year Ended December 31,
	2025	2024	2023
	U.S. Dollars in thousands

U.S.A	$99,644	$100,504	$73,741
Israel	29,563	25,012	31,296
Latin America	24,223	18,606	12,928
Canada	10,805	9,457	11,162
Europe	9,449	4,936	7,088
Asia	6,720	2,376	6,147
Others	56	62	157
Total Revenue	$180,460	$160,953	$142,519
c.	Cost of goods sold

	Year Ended December 31,
	2025	2024	2023
	U.S. Dollars in thousands

Cost of materials (1)	$62,129	$46,673	$70,308
Salary and related expenses	21,124	17,820	16,330
Subcontractors	11,171	6,302	6,354
Depreciation and amortization (2)	10,829	9,274	9,000
Energy	1,903	1,390	1,383
Other manufacturing expenses	3,025	1,812	1,235

Total Cost of goods sold before Inventory change	$110,181	$83,271	$104,610
Decrease (increase) in inventories	(6,128)	7,715	(17,581)
Total Cost of goods sold	$104,053	$90,986	$87,029

(1)	Including cost of finished product acquired and manufacturing services provided by third party contract manufacturing organizations.

(2)	Including amortization of intangible assets of $5,915, $5,915, and $5,491 for the years ended December 31, 2025, 2024, and 2023, respectively.

d.	Research and development

	Year Ended December 31,
	2025	2024	2023
	U.S. Dollars in thousands

Salary and related expenses	$5,913	$5,621	$5,110
Subcontractors (1)	3,786	5,354	4,677
Materials and allocation of facility costs	1,622	2,693	2,971
Depreciation and amortization	749	648	586
Others	925	869	589

Total Research and development	$12,995	$15,185	$13,933

(1)	On December 8, 2025, the Company announced the discontinuation of its Phase 3 InnovAATe clinical trial of inhaled AAT, following a prespecified interim futility analysis indicating the study was unlikely to meet its primary endpoint.

During the year ended December 31, 2025, prior to conducting the futility analysis, we entered into an exclusivity letter with a third party associated with the potential out-licensing of the distribution rights of the Inhaled AAT product. In consideration of the terms of the exclusivity letter, we received a non-refundable payment of $3.0 million. Following our decision to discontinue the InnovAATe clinical trial, the exclusivity letter was voided and the payment received was recorded as an offset to the research and development expenses associated with the clinical trial

e.	Selling and marketing

	Year Ended December 31,
	2025	2024	2023
	U.S. Dollars in thousands
Salary and related expenses	$6,685	5,916	4,907
Packing, shipping and delivery	1,967	1,612	1,366
Marketing and advertising	3,753	3,830	2,634
Registration and marketing fees	3,225	3,705	4,362
Depreciation and amortization (1)	2,038	2,085	2,090
Others	787	1,280	834
Total Selling and marketing	$18,455	$18,428	$16,193

(1)	Including amortization of intangible assets of $1,758, $1,753, and $1,743 for the years ended December 31, 2025, 2024, and 2023, respectively.
f.	General and administrative

	Year Ended December 31,
	2025	2024		2023
	U.S. Dollars in thousands
Salary and related expenses	$6,468	$5,811		$5,283
Employees welfare	1,480	1,608		1,337
Professional fees and public company expenses	3,632	3,269	*	2,994	*
Depreciation, amortization and impairment	1,300	1,211		1,035
Information technology related expenses	3,425	1,772		1,201
Insurance	1,387	1,171	*	1,566	*
Others	1,032	860	*	965	*
Total General and administrative	$18,724	$15,702		$14,381

*	Reclassified

g.	Financial (expense) income

	Year Ended December 31,
	2025	2024	2023
	U.S. Dollars in thousands

Financial income
Interest income from cash deposit	$1,921	$2,118	$588

Financial expense
Revaluation of long term liabilities	(2,652)	(8,081)	(980)
Interest expense on lease liabilities and other finance costs	(864)	(660)	(1,298)

Financial income and (expense)
Derivatives instruments measured at fair value	(142)	(139)	149
Translation differences of financial assets and liabilities	(1,029)	45	(94)
Total Financial expense	$(2,766)	$(6,717)	$(1,635)